Deferred revenue (Details 2) - Unearned storage fees ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2013 CNY (¥)
Analysis of unearned storage fees
Balance at beginning of year	$ 149,501	¥ 926,756	¥ 608,115	¥ 361,034
Deferred revenue arising from new customers	82,164	509,334	485,290	376,536
Credited to income	(32,884)	(203,847)	(166,649)	(129,455)
Balance at end of year	$ 198,781	¥ 1,232,243	¥ 926,756	¥ 608,115